Debt - Schedule of Future Principal Repayments on Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 108
2019	32
2020	28
2021	25
2022	342
Thereafter	2,768
Total long-term debt	$ 3,303	$ 2,533